Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,894	$ 5,815
Temporary difference in research and development costs	3,033	2,995
Accrued expense	414	408
Net operating loss carried forward	12,896	11,961
Share-based compensation	546	538
Allowance for credit losses	3,754	4,033
Total deferred tax assets	26,537	25,750
Valuation allowance	(14,756)	(13,803)	$ (13,840)
Deferred tax assets, net of valuation allowance	$ 11,781	$ 11,947